Note 4 - Acquisitions (Tables)	9 Months Ended
Sep. 30, 2015
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Business Acquired	State	Sites	Date of Closing
CorrectMed	Georgia	2	May 8, 2014
Bay Walk-In Clinic	Florida	2	August 29, 2014
Mid-South Urgent Care	Alabama	3	September 12, 2014
MedHelp	Georgia	1	October 31, 2014
Stat Medical Care	Virginia	2	December 31, 2014

Business Acquisition, Pro Forma Information [Table Text Block]
	Nine months ended September 30,
	2015	2014
Net revenue
Ancillary network	$15,640	$16,161
Urgent and primary care	7,251	2,705
Total net revenue	22,891	18,866

Net loss	$(9,210)	$(4,556)

Basic net (loss) per common share	$(1.35)	$(0.72)
Diluted net (loss) per common share	$(1.60)	$(0.72)